CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues (a)
Total Revenues	¥ 669,503	$ 94,298	¥ 884,066	¥ 784,616
Cost of revenues (a)	(231,940)	(32,668)	(252,561)	(257,656)
Gross profit	437,563	61,630	631,505	526,960
Operating income and expenses (a)
Research and development	(178,207)	(25,100)	(180,957)	(211,594)
Selling and marketing	(242,511)	(34,157)	(476,853)	(370,274)
General and administrative	(229,549)	(32,331)	(214,337)	(191,868)
Other operating income, net	2,867	404	15,051	17,205
Total operating expenses	(647,400)	(91,184)	(857,096)	(756,531)
Operating loss	(209,837)	(29,554)	(225,591)	(229,571)
Other income (expenses)
Interest income, net	60,978	8,589	35,710	25,391
Foreign exchange (losses) gains, net	(11,421)	(1,609)	(95,434)	24,288
Other income	96,765	13,630	101,265	252,998
Other expense	(574,135)	(80,866)	(361,730)	(412,677)
Loss before taxes	(637,650)	(89,810)	(545,780)	(339,571)
Income tax (expenses) benefits	43,781	6,166	25,089	(13,633)
Net loss	(593,869)	(83,644)	(520,691)	(353,204)
Less: net (loss)/ income attributable to noncontrolling interests	9,029	1,272	(7,216)	(2,078)
Net loss	¥ (602,898)	$ (84,916)	¥ (513,475)	¥ (351,126)
Losses per share
Basic | (per share)	¥ (0.4095)	$ (0.0577)	¥ (0.3617)	¥ (0.2469)
Diluted | (per share)	(0.41)	(0.0577)	(0.3619)	(0.2469)
Basic | (per share)	(20.474)	(2.8837)	(18.0854)	(12.3469)
Diluted | (per share)	¥ (20.4977)	$ (2.887)	¥ (18.0954)	¥ (12.3469)
Weighted average number of shares used in computation of ordinary shares:
Basic	1,472,615,281	1,472,615,281	1,443,682,305	1,430,052,602
Diluted	1,472,615,281	1,472,615,281	1,443,682,305	1,430,052,602
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	¥ 45,769	$ 6,446	¥ 271,640	¥ (75,536)
Unrealized losses on available-for-sale securities, net	(43,494)	(6,126)	(8,269)
Other comprehensive (loss) income	2,275	320	263,371	(75,536)
Total comprehensive loss	(591,594)	(83,324)	(257,320)	(428,740)
Less: total comprehensive (loss)/ income attributable to noncontrolling interests	8,398	1,183	(9,531)	(2,536)
Total comprehensive loss attributable to Cheetah Mobile Inc.	(599,992)	(84,507)	(247,789)	(426,204)
Cost of Sales [Member]
Related party Transactions
Amount of transactions with related parties	(29,367)	(4,136)	(41,102)	(61,429)
Research and development
Related party Transactions
Amount of transactions with related parties	(8,632)	(1,216)	(4,143)	(2,557)
Selling and Marketing Expense [Member]
Related party Transactions
Amount of transactions with related parties	(1,419)	(200)	(89)	(1,178)
General and Administrative Expense [Member]
Related party Transactions
Amount of transactions with related parties	(7,292)	(1,027)	(3,441)	(5,303)
Related Party [Member]
Related party Transactions
Revenues	52,663	7,417	53,706	70,444
Internet Business [Member]
Revenues (a)
Total Revenues	450,134	63,400	697,387	653,759
AI and Others [Member]
Revenues (a)
Total Revenues	¥ 219,369	$ 30,898	¥ 186,679	¥ 130,857